Recapitalization - Summary of Number of Roadzen (DE) Shares (Details)	9 Months Ended
Dec. 31, 2023 shares
Restructuring Cost and Reserve [Line Items]
Roadzen (DE) Common stock	2,145,991
Ordinary Shares issued to shareholders of Roadzen (DE)	58,396,520
Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Roadzen (DE) Common stock	1,539,566
Ordinary Shares issued to shareholders of Roadzen (DE)	41,894,536
Ordinary Share [Member]
Restructuring Cost and Reserve [Line Items]
Roadzen (DE) Common stock	606,425
Ordinary Shares issued to shareholders of Roadzen (DE)	16,501,984